united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21720

Leader Fund Trust

(Exact name of registrant as specified in charter)

315 W. Mill Plain Blvd., Vancouver, WA 98660

(Address of principal executive offices) (Zip code)

Candy Dillon

315 W. Mill Plain Blvd., Vancouver, WA

(Name and address of agent for service)

Registrant's telephone number, including area code: 503-294-1010

Date of fiscal year end: 5/31

Date of reporting period: 2/29/20

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Leader Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Principal Amount ($)			Variable Rate	Coupon Rate (%)	Maturity	Value ($)
		BONDS & NOTES - 36.3%
		BANKS - 2.8%
1,500,000		VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	1,638,097

		MISCELLANEOUS MANUFACTURING - 3.0%
1,800,000		General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	1,765,287

		OIL & GAS - 18.3%
1,000,000		Antero Resources Corp.		5.1250	12/1/2022	621,780
1,000,000		Antero Resources Corp.		5.6250	6/1/2023	542,500
2,000,000		Antero Resources Corp.		5.0000	3/1/2025	1,035,000
2,000,000		Oasis Petroleum, Inc.		6.8750	1/15/2023	1,555,000
3,500,000		Oasis Petroleum, Inc. (b)		6.2500	5/1/2026	2,161,338
2,500,000		QEP Resources, Inc.		5.6250	3/1/2026	2,006,312
1,500,000		Range Resources Corp.		4.8750	5/15/2025	952,050
500,000		Southwestern Energy Co.		6.2000	1/23/2025	371,245
2,000,000		Southwestern Energy Co.		7.5000	4/1/2026	1,525,050
						10,770,275
		PHARMACEUTICALS - 9.0%
1,000,000		Teva Pharmaceutical Finance Co BV		2.9500	12/18/2022	961,980
260,000		Teva Pharmaceutical Finance Netherlands III BV		2.2000	7/21/2021	252,699
1,000,000		Teva Pharmaceutical Finance Netherlands III BV		2.8000	7/21/2023	932,915
1,000,000		Teva Pharmaceutical Finance Netherlands III BV		6.0000	4/15/2024	1,017,085
2,000,000		Teva Pharmaceutical Finance Netherlands III BV		6.7500	3/1/2028	2,126,200
						5,290,879
		SOFTWARE - 3.2%
2,000,000		Rackspace Hosting, Inc. (b)		8.6250	11/15/2024	1,920,000

		TOTAL BONDS & NOTES (Cost - $24,514,181)				21,384,538

		INTEREST ONLY U.S. AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 20.8%
223,797,073		Fannie Mae-Aces 2011-M1 X (c)		0.0127	6/25/2021	1,188,922
267,362,056		Fannie Mae-Aces 2011-M2 X (c)		0.0049	4/25/2021	1,921,665
169,280,512		Fannie Mae-Aces 2011-M4 X (c)		0.0001	6/25/2021	1,058,003
374,133,161		Fannie Mae-Aces 2011-M8 X (c)		0.0001	8/25/2021	2,805,999
338,172,048		Fannie Mae-Aces 2012-M1 X (c)		0.0001	10/25/2021	2,906,166
278,899,515		Fannie Mae-Aces 2018-M5 XP (c)		0.2000	9/25/2021	2,178,902
1,739,432		Government National Mortgage Association 2014-135 (c)		0.8203	1/16/2056	72,256
412,890		Government National Mortgage Association 2016-2 (c)		0.9093	4/16/2057	23,386
1,837,615		Government National Mortgage Association 2016-34 (c)		0.9932	1/16/2058	131,592
		INTEREST ONLY U.S. AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $12,020,442)				12,286,891
Shares				Dividend Rate (%)
		PREFERRED STOCKS - 1.8%
		AUCTION RATE PREFERRED STOCKS - 1.8%
27		Eaton Vance Senior Floating-Rate Trust Series C (d,e,f)		2.4500	Perpetual	621,000
18		Eaton Vance Senior Floating-Rate Trust Series D (d,e,f)		2.3750	Perpetual	414,000
		TOTAL PREFERRED STOCK - (Cost $1,125,000)				1,035,000

		EXCHANGE TRADED FUNDS - 7.1%
300,000		Alerian MLP ETF				2,001,000
40,000		SPDR Bloomberg Barclays Convertible Securities ETF				2,206,400
		TOTAL EXCHANGE TRADED FUNDS - (Cost $4,612,100)				4,207,400

		SHORT - TERM INVESTMENTS - 33.2%
		MONEY MARKET FUND - 33.2%
19,604,961		Federated Treasury Obligations Fund - Institutional Class 1.48% (a) (Cost - $19,604,961)				19,604,961

		TOTAL INVESTMENTS - 99.2% (Cost - $61,876,684)				$ 58,518,790
		OTHER ASSETS LESS LIABILITIES - 0.8%				453,758
		NET ASSETS - 100.0%				$ 58,972,548

		ETF - Exchange Traded Fund
		H15T1Y - US Treasury Yield Curve T-Note Constant Maturity 1 Year
		Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
	(a)	Variable rate security; the rate shown represents the rate at February 29, 2020.
	(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration
		to qualified institutional buyers. At February 29, 2020, these securities amounted to $4,081,338 or 6.9% of net assets.
	(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the
		underlying pool of assets. The rate represents the rate at February 29, 2020.
	(d)	The value of this security has been determined in good faith under the policies of the Board of Trustees.
	(e)	The Advisor or Trustees have determined these securities to be illiquid. On February 29, 2020, these securities amounted to $1,035,000 or 1.8 % of net assets.
	(f)	Rate shown represents the dividend rate as of February 29, 2020.

Leader Total Return Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 41.5%
	BANKS - 2.6%
500,000	VTB Bank PJSC Via VTB Eurasia DAC (a)	H15T10Y + 8.07%	9.5000	Perpetual	546,032

	MISCELLANEOUS MANUFACTURING - 4.6%
1,000,000	General Electric Co. (a)	3 Month LIBOR + 3.33%	5.0000	Perpetual	980,715

	OIL & GAS - 18.0%
500,000	Antero Resources Corp.		5.3750	11/1/2021	419,090
500,000	Antero Resources Corp.		5.1250	12/1/2022	310,890
500,000	Antero Resources Corp.		5.6250	6/1/2023	271,250
500,000	CNX Resources Corp. (b)		7.2500	3/14/2027	369,773
750,000	Oasis Petroleum, Inc.		6.8750	1/15/2023	590,625
1,000,000	Oasis Petroleum, Inc.		6.8750	3/15/2022	777,500
500,000	Range Resources Corp.		4.8750	5/15/2025	317,350
1,000,000	Southwestern Energy Co.		7.5000	4/1/2026	762,525
					3,819,003
	PHARMACEUTICALS - 16.3%
500,000	Teva Pharmaceutical Finance Co BV		2.9500	12/18/2022	480,990
500,000	Teva Pharmaceutical Finance Netherlands III BV		2.8000	7/21/2023	466,458
1,000,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	4/15/2024	1,017,085
500,000	Teva Pharmaceutical Finance Netherlands III BV		3.1500	10/1/2026	437,362
1,000,000	Teva Pharmaceutical Finance Netherlands III BV		6.7500	3/1/2028	1,063,100
					3,464,995

	TOTAL BONDS & NOTES (Cost - $9,451,302)				8,810,745

	INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 0.4%
1,418,786	Government National Mortgage Association 2014-135 (c)		0.8203	1/16/2056	58,936
330,312	Government National Mortgage Association 2016-2 (c)		0.9093	4/16/2057	18,709
15,320	Government National Mortgage Association 2016-64 (c)		0.9635	12/16/2057	984
	INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $94,505)				78,629

	CONVERTIBLE BONDS - 5.2%
	INTERNET - 3.0%
500,000	Booking Holdings, Inc.		0.3500	6/15/2020	651,351

	IRON/STEEL - 2.2%
500,000	United States Steel Corp. (b)		5.0000	11/1/2026	462,786

	TOTAL CONVERTIBLE BONDS (Cost - $1,117,540)				1,114,137
Shares	PREFERRED STOCK - 3.3%		Dividend Rate (%)
	ELECTRIC - 1.0%
250	Fortive Corp.		5.0000	7/1/2021	222,608

	REIT - 2.3%
20,000	AGNC Investment Corp. (a)	3 Month LIBOR + 4.70%	6.1250	11/1/2026	484,800

	TOTAL PREFERRED STOCK (Cost - $742,330)				707,408

	EXCHANGE TRADED FUND - 4.7%
150,000	Alerian MLP ETF (Cost $ - 1,213,985)				1,000,500

	SHORT-TERM INVESTMENTS - 47.3%
	MONEY MARKET FUND - 47.3%
10,045,163	Federated Treasury Obligations Fund - Institutional Class 1.48% (a) (Cost - $10,045,163)				10,045,163

	TOTAL INVESTMENTS - 102.4% (Cost - $22,664,825)				$ 21,756,582
	LIABILITIES LESS OTHER ASSETS - (2.4) %				(499,614)
	NET ASSETS - 100.0%				$ 21,256,968

	H15T1Y - US Treasury Yield Curve T-Note Constant Maturity 1 Year
	Perpetual - Perpetual stocks and bonds are fixed income instruments without defined maturity dates
(a)	Variable rate security; the rate shown represents the rate at February 29, 2020.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from
	registration to qualified institutional buyers. On February 29, 2020, these securities amounted to $832,559 or 3.9 % of net assets.
(c)	Variable or Floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments
	on the underlying pool of assets. The rate shown represents the rate at February 29, 2020.

Leader High Quality Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
February 29, 2020

Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	BONDS & NOTES - 65.4%
	ASSET BACKED SECURITIES - 65.4%
31,512	Allegro CLO I Ltd. 2013-1A A1R (a,b)	3 Month LIBOR + 1.22%	2.9895	1/30/2026	31,529
2,937,259	Allegro CLO I Ltd. 2015-1A AR (a,b)	3 Month LIBOR + 0.84%	2.6341	7/25/2027	2,939,083
3,000,000	ALM V Ltd. 2012-5A A1R3 (a,b)	3 Month LIBOR + 0.91%	2.7366	10/18/2027	3,000,206
1,000,000	ALM VII Ltd. 2012-7A A1R (a,b)	3 Month LIBOR + 1.17%	3.0013	7/15/2029	1,000,582
2,750,000	ALM VIII Ltd. 2013-8A A1R (a,b)	3 Month LIBOR + 1.49%	3.3212	10/15/2028	2,747,867
5,518,242	ALM XII Ltd. 2015-12A A1R2 (a,b)	3 Month LIBOR + 0.89%	2.7326	4/16/2027	5,519,777
3,450,000	ALM XII Ltd. 2015-12A A2A2 (a,b)	3 Month LIBOR + 1.35%	3.1926	4/16/2027	3,450,820
2,000,000	ALM XII Ltd. 2015-12A A2B2 (a,b)	3 Month LIBOR + 1.35%	3.1926	4/16/2027	2,000,279
5,000,000	ALM XVI Ltd. 2015-16A AA2R (a,b)	3 Month LIBOR + 0.90%	2.7313	7/15/2027	5,002,436
1,500,000	Anchorage Capital CLO 7 Ltd. 2015-7A CR (a,b)	3 Month LIBOR + 1.70%	3.5313	10/15/2027	1,492,543
1,000,000	Apidos CLO XXII 2015-22A A1 (a,b)	3 Month LIBOR + 1.50%	3.3191	10/20/2027	1,000,726
2,750,000	ARES XXXIV CLO Ltd. 2015-2A BR (a,b)	3 Month LIBOR + 1.50%	3.2745	7/29/2026	2,751,381
3,500,000	Atrium XII 12A AR (a,b)	3 Month LIBOR + 0.83%	2.6321	4/22/2027	3,503,724
3,000,000	Atrium XIII 13A B (a,b)	3 Month LIBOR + 1.50%	3.3063	11/21/2030	2,997,146
3,015,785	Avery Point V CLO Ltd. 2014-5A AR (a,b)	3 Month LIBOR + 0.98%	2.8161	7/17/2026	3,019,038
1,600,000	Barings CLO Ltd. 2013-I (a,b)	3 Month LIBOR + 0.80%	2.6191	1/20/2028	1,600,279
1,000,000	Babson CLO Ltd. 2014-IA BR (a,b)	3 Month LIBOR + 2.20%	4.0191	7/20/2025	1,001,222
250,000	Babson CLO Ltd. 2015-IIA B2R (a,b)	3 Month LIBOR + 1.59%	3.4091	10/20/2030	248,981
3,272,272	Benefit Street Partners CLO VII Ltd. 2015-VIIA A1AR (a,b)	3 Month LIBOR + 0.78%	2.5991	7/18/2027	3,270,289
2,500,000	BlueMountain CLO Ltd. 2012-2A A2R (a,b)	3 Month LIBOR + 1.45%	3.1446	11/20/2028	2,488,820
955,943	BlueMountain CLO Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 1.33%	3.1779	4/13/2027	956,742
2,645,000	BlueMountain CLO Ltd. 2015-2A A1R (a,b)	3 Month LIBOR + 0.93%	2.7491	7/18/2027	2,645,683
511,149	California Street CLO XII Ltd. 2013-12A AR (a,b)	3 Month LIBOR + 1.03%	2.8613	10/15/2025	511,495
500,000	Carlyle Global Market Strategies CLO 2013-2 Ltd. (a,b)	3 Month LIBOR + 1.65%	3.4691	1/18/2029	489,719
603,203	Carlyle Global Market Strategies CLO 2015-2 Ltd. (a,b)	3 Month LIBOR + 0.78%	2.5741	4/27/2027	603,518
900,000	Carlyle US CLO 2016-4 Ltd. (a,b)	3 Month LIBOR + 1.45%	3.2691	10/20/2027	897,672
3,000,000	CIFC Funding Ltd. 2013-II (a,b)	3 Month LIBOR + 1.60%	3.4266	10/18/2030	2,993,518
773,760	CIFC Funding Ltd. 2015-2A AR (a,b)	3 Month LIBOR + 0.78%	2.6112	4/15/2027	773,944
2,000,000	CIFC Funding Ltd. 2015-5A A1R (a,b)	3 Month LIBOR + 0.86%	2.6541	10/25/2027	2,000,795
1,000,000	CIFC Funding Ltd. 2017-1A A (a,b)	3 Month LIBOR +1.01%	2.8291	4/21/2029	996,200
2,000,000	Dorchester Park CLO DAC 2015-1A AR (a,b)	3 Month LIBOR + 0.90%	2.7191	4/20/2028	1,997,000
600,000	Dryden 30 Senior Loan Fund 2013-30A BR (a,b)	3 Month LIBOR + 1.25%	2.9418	11/15/2028	593,286
1,000,000	Dryden 33 Senior Loan Fund 2014-33A BR (a,b)	3 Month LIBOR + 1.75%	3.5813	4/15/2029	1,000,878
3,348,788	Dryden XXVI Senior Loan Fund 2013-26A AR (a,b)	3 Month LIBOR + 0.90%	2.7313	10/15/2027	3,353,099
1,750,000	Emerson Park CLO Ltd. 2013-1A C1R (a,b)	3 Month LIBOR + 2.15%	3.9813	7/15/2025	1,753,414
4,624,585	Flatiron CLO Ltd. 2015-1A AR (a,b)	3 Month LIBOR + 0.89%	2.7213	4/15/2027	4,626,545
750,000	Highbridge Loan Management Ltd. 7A-2015 BR (a,b)	3 Month LIBOR + 1.18%	2.8717	3/15/2027	744,712
2,970,000	Highbridge Loan Management Ltd. 7A-2015 CR (a,b)	3 Month LIBOR + 1.70%	3.3918	3/15/2027	2,945,740
757,488	Jamestown CLO V Ltd. 2014-5A AR (a,b)	3 Month LIBOR + 1.22%	3.0561	1/17/2027	756,209
1,920,000	LCM XX Ltd. 20A AR (a,b)	3 Month LIBOR + 1.04%	2.8591	10/20/2027	1,922,896
2,625,000	LCM XXIII Ltd. 21A BR (a,b)	3 Month LIBOR + 1.40%	3.6776	4/20/2028	2,604,000
800,000	Madison Park Funding XII Ltd. 2013-11A CR (a,b)	3 Month LIBOR + 2.20%	4.0062	7/23/2029	797,810
146,067	Madison Park Funding XII Ltd. 2014-12A AR (a,b)	3 Month LIBOR + 1.26%	3.0791	7/20/2026	146,188
3,620,000	Madison Park Funding XV Ltd. 2014-15A A2R (a,b)	3 Month LIBOR + 1.50%	3.2941	1/27/2026	3,627,227
2,455,000	Madison Park Funding XV Ltd. 2015-18A A1R (a,b)	3 Month LIBOR + 1.19%	3.0091	10/21/2030	2,454,859
800,000	Magnetite VIII Ltd. 2014-1A BR2 (a,b)	3 Month LIBOR + 1.50%	3.3312	4/15/2031	798,507
3,977,708	Neuberger Berman CLO XIX Ltd. 2015-19A A1R2 (a,b)	3 Month LIBOR + 0.80%	2.6313	7/15/2027	3,973,195
724,000	Neuberger Berman CLO XVI-S 2017-16SA A (a,b)	3 Month LIBOR + 0.85%	2.6813	1/15/2028	724,539
540,910	Neuberger Berman CLO XVI-S 2017-26SA (a,b)	3 Month LIBOR + 1.50%	3.3191	10/18/2030	535,727
2,000,000	Newark BSL CLO 2 Ltd. 2017-1A A1 (a,b)	3 Month LIBOR + 1.27%	3.0641	7/25/2030	2,002,339
1,750,000	Oaktree CLO Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 0.87%	2.6891	10/20/2027	1,750,526
1,108,952	OCP CLO Ltd. 2015-8A A1R (a,b)	3 Month LIBOR + 0.85%	2.6861	4/17/2027	1,109,562
1,191,845	OCP CLO Ltd. 2015-10A A1R (a,b)	3 Month LIBOR + 0.82%	2.6141	10/26/2027	1,190,057
500,000	Octagon Investment Partners 25 Ltd. 2015-1A BR (a,b)	3 Month LIBOR + 1.20%	3.0191	10/20/2026	497,472
750,000	Octagon Investment Partners XIX Ltd. 2014-1A CR (a,b)	3 Month LIBOR + 210%	3.9313	4/15/2026	750,459
2,250,000	Octagon Investment Partners XXI Ltd. 2014-1A XRR (a,b)	3 Month LIBOR + 0.75%	2.4537	2/14/2031	2,250,223
2,256,000	Octagon Investment Partners XXIII Ltd. 2015-1A A1R (a,b)	3 Month LIBOR + 0.85%	2.6813	7/15/2027	2,254,075
250,000	Palmer Square CLO Ltd. 2018-3A A2 (a,b)	3 Month LIBOR + 1.35%	3.0418	8/15/2026	249,250
2,941,980	Palmer Square Loan Funding Ltd. 2018-4A A1 (a,b)	3 Month LIBOR + 0.90%	2.5918	11/15/2026	2,948,998
2,100,000	Palmer Square Loan Funding Ltd. 2018-4A A2 (a,b)	3 Month LIBOR + 1.45%	3.1417	11/15/2026	2,094,726
823,600	Palmer Square Loan Funding Ltd. 2019-2A A1 (a,b)	3 Month LIBOR + 0.97%	2.7891	4/20/2027	821,119
2,000,000	Recette CLO Ltd. 2015-1A BR (a,b)	3 Month LIBOR + 1.30%	3.1191	10/20/2027	1,996,626
661,466	Seneca Park CLO Ltd. 2014-1A AR (a,b)	3 Month LIBOR + 1.12%	2.9561	7/17/2026	662,143
1,725,000	Seneca Park CLO Ltd. 2014-1A CR (a,b)	3 Month LIBOR + 2.15%	3.9861	7/17/2026	1,727,233
2,500,000	TWC CLO LTd. 2019-1 AMR (a,b)	3 Month LIBOR + 2.00%	3.6917	2/15/2029	2,502,138
1,703,052	THL Credit Wind River Clo Ltd. 2012-1A AR2 (a,b)	3 Month LIBOR + 0.88%	2.7113	1/15/2026	1,704,639
2,000,000	THL Credit Wind River Clo Ltd. 2012-1A BR2 (a,b)	3 Month LIBOR + 1.45%	3.2812	1/15/2026	1,999,964
2,324,755	THL Credit Wind River Clo Ltd. 2015-2A A1R (a,b)	3 Month LIBOR + 0.87%	2.7012	10/15/2027	2,326,142
1,620,039	THL Credit Wind River Clo Ltd. 2015-2A A2R (a,b)	3 Month LIBOR + 0.87%	2.7012	10/15/2027	1,618,419
752,500	Voya CLO Ltd. 2015-1A A2R (a,b)	3 Month LIBOR + 1.25%	3.0691	1/18/2029	745,311
2,000,000	Voya CLO Ltd. 2017-2A AR (a,b)	3 Month LIBOR + 1.71%	3.5413	6/7/2030	2,003,309
355,944	West CLO Ltd. 2014-1A A1AR (a,b)	3 Month LIBOR + 0.87%	2.7126	1/16/2027	355,772
	TOTAL ASSET BACKED SECURITIES (Cost - $132,920,621)				132,852,347
Leader High Quality Short Duration Bond Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020
Principal Amount ($)		Variable Rate	Coupon Rate (%)	Maturity	Value ($)
	COMMERCIAL MORTGAGE OBLIGATION - 15.0%
	INTEREST ONLY U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 14.4%
121,564,448	Fannie Mae Aces 2011-M3 X (c)		0.0016	7/25/2021	170,950
237,679	Fannie Mae Aces 2014-M8 X (c)		0.3805	6/25/2024	4,480
44,713,695	Freddie Mac Multifamily Structured Pass Through Certificates K013 (c)		0.5222	1/25/2021	167,900
19,353,152	Freddie Mac Multifamily Structured Pass Through Certificates K047 (c)		0.1403	5/25/2025	143,504
6,213,732	Freddie Mac Multifamily Structured Pass Through Certificates K051 (c)		0.5476	9/25/2025	165,845
13,759,416	Freddie Mac Multifamily Structured Pass Through Certificates KS03 (c)		0.2979	8/25/2025	121,220
9,088,875	Government National Mortgage Association 2011-119 (c)		0.1945	8/16/2051	81,527
3,683,643	Government National Mortgage Association 2011-121 (a,b)	1 Month LIBOR + 6.10%	4.4304	3/16/2043	389,398
50,008,499	Government National Mortgage Association 2012-53 (c)		0.9307	3/16/2047	1,765,925
15,531,331	Government National Mortgage Association 2012-109 (c)		0.7787	10/16/2053	356,755
41,564,671	Government National Mortgage Association 2012-132 (c)		0.7738	6/16/2054	1,085,254
33,215,892	Government National Mortgage Association 2012-139 (c)		0.8358	2/16/2053	1,638,540
22,860,577	Government National Mortgage Association 2013-63 (c)		0.7905	9/16/2051	985,862
35,190,703	Government National Mortgage Association 2013-68 (c)		0.9846	2/16/2046	1,314,153
54,866,889	Government National Mortgage Association 2013-141 (c)		0.6140	6/16/2040	908,733
26,490,844	Government National Mortgage Association 2013-146 (c)		0.7949	11/16/2048	760,552
7,376,565	Government National Mortgage Association 2013-163 (c)		1.2361	2/16/2046	372,940
50,094,823	Government National Mortgage Association 2013-176 (c)		1.0349	3/16/2046	2,047,876
35,036,706	Government National Mortgage Association 2014-92		1.5000	6/16/2040	810,224
41,244,219	Government National Mortgage Association 2014-135 (c)		0.8203	1/16/2056	1,713,285
15,046,562	Government National Mortgage Association 2014-164		0.2500	8/16/2043	61,127
45,835,508	Government National Mortgage Association 2014-186		0.3000	12/16/2047	544,297
3,311,377	Government National Mortgage Association 2015-21 (c)		0.9899	7/16/2056	147,489
20,552,166	Government National Mortgage Association 2015-23 (c)		1.6560	10/16/2041	539,494
19,600,837	Government National Mortgage Association 2015-30 (c)		1.0238	7/16/2056	1,086,670
10,701,573	Government National Mortgage Association 2015-32 (c)		0.8404	9/16/2049	527,695
26,413,901	Government National Mortgage Association 2015-47 (c)		0.8506	10/16/2056	1,318,054
19,554,912	Government National Mortgage Association 2015-120 (c)		0.8573	3/16/2057	1,048,534
12,143,722	Government National Mortgage Association 2015-122 (c)		0.8651	5/16/2057	739,800
40,642,751	Government National Mortgage Association 2016-2 (c)		0.9093	4/16/2057	2,302,005
77,787,101	Government National Mortgage Association 2016-36 (c)		0.9403	8/16/2057	5,098,701
4,840,260	Government National Mortgage Association 2016-65 (c)		1.0022	1/16/2058	316,021
18,827	Government National Mortgage Association 2019-102 (c)		0.8638	3/16/2060	1,496
6,360,418	Government National Mortgage Association 2019-106 (c)		1.0312	9/16/2058	475,250
14,661	Government National Mortgage Association 2019-139 (c)		0.7973	11/16/2061	1,093
389,906	Government National Mortgage Association 2019-166 (c)		1.0827	4/16/2058	31,072
					29,243,721
	U.S AGENCY COMMERCIAL MORTGAGE OBLIGATIONS - 0.6%
59,091,114	Fannie Mae Aces 2017-M13X (c)				1,255,686
17,900	Freddie Mac Multifamily Structured Pass Through Certificates K018 (a)	1 Month LIBOR + 0.52%	2.3049	5/25/2026	17,933
					1,273,619

	TOTAL COMMERCIAL MORTGAGE OBLIGATIONS (Cost - $30,812,398)				30,517,340

Shares	SHORT-TERM INVESTMENT - 20.5%
	MONEY MARKET FUND - 20.5%
41,574,583	Federated Treasury Obligations Fund - Institutional Class 1.48% (Cost - $41,574,583) (a)				41,574,583

	TOTAL INVESTMENTS - 100.9% (Cost - $205,307,602)				$ 204,944,270
	LIABILITIES LESS OTHER ASSETS - (0.9) %				(1,755,997)
	NET ASSETS - 100.0%				$ 203,188,273

	CLO - Collateralized Loan Obligation
(a)	Variable rate security; the rate shown represents the rate at February 29, 2020.
(b)	Securities exempt from registration under Rule 144A of Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified
	institutional buyers. On February 29, 2020, these securities amounted to $132,852,347 or 65.4 % of net assets.
(c)	Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update (ASU) 2013-08.

Securities Valution - Generally, securities are valued each day at the last quoted sales price on each security’s principal exchange.  Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange.  Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price.  Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.  Debt securities not traded on an exchange may be valued at prices supplied by a pricing agent(s) based on broker or dealer supplied valuations or matrix pricing, a method of valuing securities by reference to the value of other securities with similar characteristics, such as rating, interest rate and maturity.  If market quotations are not readily available, securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board.  In these cases, each Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price.  Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.  The fair value prices can differ from market prices when they become available or when a price becomes available.  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor.  The team may also enlist third party consultants such as an audit firm or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results

Each Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”).  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

The Funds utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that each Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 29, 2020 for each Fund’s assets and liabilities measured at fair value:

Leader Short Duration Bond Fund
Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 21,384,538	$ -	$ 21,384,538
Interest Only U.S. Agency Commerical Mortgage Obligations	-	12,286,891	-	12,286,891
Preferred Stocks	-	1,035,000	-	1,035,000
Exchange Traded Funds	4,207,400	-	-	4,207,400
Short-Term Investments	19,604,961	-	-	19,604,961
Total Investments	$ 23,812,361	$ 34,706,429	$ -	$ 58,518,790

Leader Total Return Fund

Assets *	Level 1	Level 2	Level 3	Total
Investments
Bonds & Notes	$ -	$ 8,810,745	$ -	$ 8,810,745
Interest Only U.S. Agency Commerical Mortgage Obligations	-	78,629	-	78,629
Convertible Bonds		1,114,137	-	1,114,137
Preferred Stock		707,408	-	707,408
Exchange Traded Fund	1,000,500	-	-	1,000,500
Short-Term Investments	10,045,163	-	-	10,045,163
Total Investments	$ 11,045,663	$ 10,710,919	$ -	$ 21,756,582

Leader Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 29, 2020

Leader High Quality Low Duration Bond Fund

Assets *		Level 1	Level 2		Level 3	Total
Investments
Asset Backed Securities		$ -	$ 132,852,347		$ -	$ 132,852,347
Commerical Mortgage Obligations		-	30,517,340		-	30,517,340
Short-Term Investments		41,574,483	-		-	41,574,483
Total Investments		$ 41,574,483	$ 163,369,687		$ -	$ 204,944,170
* Refer to the Portfolio of Investments for industry classification.
The Funds did not hold any Level 3 securities during the period.

The Funds may invest a significant amount of their assets in collateralized loan obligations (“CLOs”), which are securities backed by an underlying portfolio of loan obligations. CLOs issue classes or "tranches" that vary in risk and yield and may experience substantial losses due to actual defaults, decrease of market value due to collateral defaults and removal of subordinate tranches, market anticipation of defaults and investor aversion to CLO securities as a class. Investments in CLO securities may be riskier and less transparent than direct investments in the underlying loans. The risks of investing in CLOs depend largely on the tranche invested in and the type of the underlying loans in the tranche of the CLO in which the Funds invest. The tranches in a CLO vary substantially in their risk profile. The senior tranches are relatively safer because they have first priority on the collateral in the event of default. The CLOs in which the Funds may invest may incur, or may have already incurred, debt that is senior to the Funds investment. CLOs also carry risks including, but not limited to, interest rate risk and credit risk. The senior tranches of certain CLOs in which the Funds invests may be concentrated in a limited number of industries or borrowers, which may subject those CLOs, and in turn the Funds, to the risk of significant loss if there is a downturn in a particular industry in which the CLO is concentrated.

Investments in CLOs may be subject to certain tax provisions that could result in the Funds incurring tax or recognizing income prior to receiving cash distributions related to such income. CLOs that fail to comply with certain U.S. tax disclosure requirements may be subject to withholding requirements that could adversely affect cash flows and investment results. Any unrealized losses the Funds experience with respect to its CLO investments may be an indication of future realized losses

.

Interest Only Securities - The Funds may invest in stripped mortgage-backed securities, which receive differing proportions of the interest and principal payments from the underlying assets, including interest-only (“IO”) and principal-only (“PO”) securities.  Stripped securities are created when the issuer separates the interest and principal components of an instrument and sells them as separate securities. In general, one security is entitled to receive the interest payments on underlying assets (the interest only or “IO” security) and the other to receive the principal payments (the principal only or “PO” security). Some stripped securities may receive a combination of interest and principal payments. The yields to maturity on IOs and POs are sensitive to the expected or anticipated rate of principal payments (including prepayments) on the related underlying assets, and principal payments may have a material effect on yield to maturity. If the underlying assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs. Conversely, if the underlying assets experience less than anticipated prepayments of principal, the yield on POs could be adversely affected. Stripped securities may be highly sensitive to changes in interest rates and rates of prepayment. IO and PO mortgage-backed securities may be illiquid.  The market value of such securities generally is more sensitive to changes in prepayment and interest rates than is the case with traditional mortgage-backed securities, and in some cases such market value may be extremely volatile. A prepayment penalty is the penalty amount that the underlying asset pays when it prepays the loan amount before the maturity date. For the period ended February 29, 2020 there were $8,055,360, $3,060,927 and $2,340,896 in prepayment penalties paid to Short Duration, Total Return and High Quality, respectively.

Concentration Risk: Certain Funds invest a significant portion of their assets in interest only securities. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise.

Other Investment Companies or Exchange Traded Funds – Certain Portfolios may invest up to 100% of their net assets in shares of affiliated and unaffiliated investment companies, including money market mutual funds, other mutual funds or exchange-traded funds (“ETFs”).  An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts.  ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of securities in a single security.  Although index mutual funds are similar to index-based ETFs, they are generally sold and redeemed only once per day at market close.  The ETFs in which a Portfolio invests may be subject to liquidity risk.  Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price.  To the extent that the ETFs in which a Portfolio invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk.  In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds that can be found in “Exchange-Traded Funds” below: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.  In addition to the advisory and operational fees a Portfolio bears directly in connection with its own operation, the Portfolio also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies.

Aggregate Unrealized Appreciation and Depreciation – Tax Basis
The identified cost of investments in securities owned by each Fund for federal income tax purposes (including securities sold short), and its respective gross unrealized appreciation and depreciation at February 29, 2020, were as follows:
	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Deprecation)
Short Duration Bond	$ 61,947,684	$ 2,225,982	$ (5,654,876)	$ (3,428,894)
Total Return	22,668,184	468,058	(1,379,660)	(911,602)
High Quality	205,307,602	452,720	(816,052)	(363,332)

Underlying Investment in Other Investment Companies - Leader Short Duration and Total Return currently invest a portion of their assets in Federated Treasury obligations Fund.  The Leader Short Duration and Total Return Funds may redeem its investment from Federated Treasury obligations Fund at any time if the Advisor determines that it is in the best interest of the Funds and their shareholders to do so.

The performance of the Leader Short Duration and Total Return Funds may be directly affected by the performance of the Federated Treasury Obligations Fund. The financial statements of the Federated Treasury Obligations Fund, including the portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Fund’s financial statements. As of February 29, 2020 the percentage of the Leader Short Duration and Total Return Fund’s net assets invested in the Federated Treasury Obligations Fund was 33.2% and 47.3%, respectively.

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Leader Fund Trust

By

/s/ John Lekas

John Lekas, President/Principal Executive Officer

Date 4/27/20

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ John Lekas

John Lekas, President/Principal Executive Officer

Date 4/27/20

By

*/s/ John Lekas

John Lekas, Treasurer/Principal Financial Officer

Date 4/27/20